Other (Income) Expense - Summary of Other (Income) Expense (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of other operating income [line items]
Interest income		$ (6,321)	$ (241)
Foreign exchange (gain) loss		(890)	275
(Gain) loss on fair value adjustment of share purchase warrants held	[1]	1,033	2,101
(Gain) loss on fair value adjustment of convertible notes receivable	[1]	1,380	(5,733)
Other		(2,198)	(1,957)
Total other (income) expense		(7,449)	(5,776)	[2]
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of other operating income [line items]
Dividends received from equity investments designated as FVTOCI relating to investments	[3]	$ (453)	$ (221)

[1]	FVTPL refers to Fair Value Through Profit or Loss
[2]	Presentation of historical figures have been revised to conform with current year classifications – see Note 2.
[3]	FVTOCI refers to Fair Value Through Other Comprehensive Income